Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. Commitments and contingencies

As stipulated by the agreements with Placer Mining as described in note 6, the Company is required to make monthly payment of $60,000 for care and maintenance and a lease extension fee of $60,000. Including the previously accrued payments, a total of $1,787,300 is payable until the Company decides to acquire the mine at which time these payments will be waived.

As stipulated in the agreement with the EPA and as described in note 7, the company is required to make two payments to the EPA, one for cost-recovery, and the other for water treatment. As at September 30, 2020, $11,096,542 payable to the EPA has been included in accounts payable and accrued liabilities. The Company is now engaged with the EPA to amend and defer these payments.

The Company has entered into a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through a series of subleases held by the Company. See note 10.

15. Commitments and contingencies (restated)

As stipulated by the agreements with Placer Mining as described in note 8 , the Company is required to make monthly payment of $60,000 for care and maintenance and a lease extension fee of $60,000. Including the previously accrued payments, a total of $1,847,300 is payable until the Company decides to acquire the mine at which time these payments will be waived.

As stipulated in the agreement with the EPA and as described in note 8, the company is required to make two payments to the EPA, one for cost-recovery, and the other for water treatment. As at June 30, 2020, $7,905,235 payable to the EPA has been included in accounts payable and accrued liabilities. The Company is now engaged with the EPA to amend and defer these payments.

The Company has entered into a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through a series of subleases held by the Company. See note 11 .